Leases - Schedule of Operating and Finance Lease Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating lease cost
Lease expenses	$ 879,255	$ 866,481	$ 675,655
Finance lease cost
Amortization of leased asset	113,207	43,900	26,556
Interest on lease liabilities	11,663	4,234	3,389
Total lease expenses	$ 1,004,125	$ 914,615	$ 705,600
Weighted-average remaining term operating lease	1 year 1 month 6 days	1 year 7 months 6 days	1 year 10 months 24 days
Weighted-average remaining term finance leases	3 years 6 months	4 years 4 months 24 days	4 years
Weighted-average discount rate operating lease	4.70%	4.90%	3.30%
Weighted-average discount rate finance leases	4.60%	4.50%	4.50%